Pension and Other Postretirement Benefits - Schedule of Reconciliation of Activity for Investments (Parenthetical) (Detail) - Pension And Other Postretirement Benefit Plans Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Transfer into level 3	$ 0	$ 0
Transfer out of level 3	$ 0	$ 0